KraneShares Trust

280 Park Avenue, 32nd Floor

New York, NY 10017

August 23, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectus dated August 23, 2023 with respect to KraneShares Dynamic Emerging Markets Strategy ETF (the “Fund”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus contained in Post-Effective Amendment No. 333 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on August 22, 2023 (the “Amendment”); and

2.	The form of Statement of Additional Information dated August 23, 2023 with respect to the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Shelon
Jonathan Shelon Assistant Secretary